Retirement and Deferred Compensation Plans	12 Months Ended
Dec. 31, 2013
Retirement and Deferred Compensation Plans [Abstract]
Retirement And Deferred Compensation Plans
08.
Retirement and Deferred Compensation Plans
DEFINED BENEFIT PLANS
We sponsor several qualified and nonqualified pension plans covering permanent employees. The reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets and the funded status of the plans are as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation, beginning of year	$61.9	$57.5	$315.2	$264.7
Service cost	—	—	8.7	10.4
Interest cost	2.2	2.6	12.6	12.5
Curtailments	—	—	(3.4)	—
Transfers	—	—	(0.3)	(0.1)
Actuarial (gain) loss	(5.9)	6.0	(0.6)	20.4
Plan participant contributions	—	—	0.4	2.2
Benefits paid	(4.4)	(4.2)	(6.7)	(5.6)
Currency exchange rate changes	—	—	5.7	10.7
Benefit obligation, end of year	$53.8	$61.9	$331.6	$315.2

	United States Plans		Non-United States Plans
Year Ended December 31	2013	2012	2013	2012
Change in Plan Assets
Fair value of plan assets, beginning of year	$36.0	$34.7	$296.4	$250.4
Actual return on plan assets	4.6	2.8	(4.2)	21.2
Plan participant contributions	—	—	0.4	2.2
Company contributions	2.9	2.7	15.0	17.7
Benefits paid	(4.4)	(4.2)	(6.7)	(5.6)
Currency exchange rate changes	—	—	4.9	10.5
Fair value of plan assets, end of year	$39.1	$36.0	$305.8	$296.4
Funded Status at End of Year
Funded status, end of year	$(14.7)	$(25.9)	$(25.8)	$(18.8)
Amounts Recognized
Noncurrent assets	$17.2	$11.6	$30.8	$31.4
Current liabilities	(2.9)	(2.9)	(0.2)	(0.3)
Noncurrent liabilities	(29.0)	(34.6)	(56.4)	(49.9)
Net amount recognized	$(14.7)	$(25.9)	$(25.8)	$(18.8)

Amounts recognized in accumulated other comprehensive income, net of tax, consist of:

	United States Plans		Non-United States Plans
December 31	2013	2012	2013	2012
Net loss	$9.5	$15.8	$25.3	$14.8
Prior service cost	0.1	0.1	4.8	6.3
Total	$9.6	$15.9	$30.1	$21.1

The accumulated benefit obligation for our plans that have plan assets was $291.7 and $272.8 as of December 31, 2013 and 2012, respectively. The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assetsas follows:

December 31	2013	2012
Accumulated benefit obligation	$10.3	$9.2
Plan assets	9.8	8.5

The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2013	2012
Projected benefit obligation	$53.4	$16.7
Plan assets	44.8	12.4
By their nature, certain of our plans do not have plan assets. The accumulated benefit obligation for these plans was $68.4 and $70.0 as of December 31, 2013 and 2012, respectively.
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for all plans were as follows:

Year Ended December 31	2013	2012	2011
Service cost	$8.7	$10.4	$9.9
Interest cost	14.8	15.1	15.5
Expected return on assets	(13.2)	(14.7)	(15.2)
Curtailment and settlement	(2.3)	—	(1.0)
Net loss (gain)	3.3	1.1	(0.2)
Prior service cost	0.5	0.7	0.7
Net periodic benefit cost	11.8	12.6	9.7
Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Loss
Net loss	6.8	15.4	11.6
Prior service credit	(1.1)	—	—
Amortization of net (loss) gain	(3.3)	(1.1)	0.2
Amortization of prior service cost	(0.5)	(0.7)	(0.7)
Total recognized in other comprehensive loss	1.9	13.6	11.1
Total recognized in net periodic benefit cost and other comprehensive loss	$13.7	$26.2	$20.8
Effective January 1, 2013, we amended a defined benefit plan in the Netherlands. The defined benefit plan was frozen, and the participants were transitioned to a defined contribution plan, resulting in a curtailment gain of $2.3.
Effective July 1, 2011, we completed a voluntary transition of our Norwegian employees from defined pension plans to defined contribution plans, resulting in a curtailment and settlement gain of $1.0.
The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost during 2014 are $3.3 and $0.5, respectively.
The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2013	2012	2013	2012
Discount rate	4.6%	3.7%	4.1%	4.2%
Rate of compensation increase	3.0%	3.0%	3.8%	3.6%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	United States Plans			Non-United States Plans
Year Ended December 31	2013	2012	2011	2013	2012	2011
Discount rate	3.7%	4.6%	5.1%	4.2%	4.7%	5.1%
Expected long-term return on plan assets	6.0%	6.3%	7.0%	4.0%	4.7%	5.3%
Rate of compensation increase	3.0%	3.0%	4.0%	3.6%	4.0%	4.3%
We determine our assumption for the discount rate based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the end of each fiscal year.
Our overall expected long-term rate of return on United States plan assets is 6.0%, while our overall expected long-term rate of return on our non-United States plans varies by country and ranges from 2.3% to 4.7%. For a majority of our plans, a building block approach has been employed to establish this return. Historical markets are studied and long-term historical relationships between equity securities and fixed income instruments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over time. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established with proper consideration of diversification and rebalancing. We also use guaranteed insurance contracts for four of our foreign plans. Peer data and historical returns are reviewed to check for reasonableness and appropriateness of our expected rate of return.
Projected salary levels utilized in the determination of the projected benefit obligation for the pension plans are based upon historical experience and the future expectations for each respective country.
Our plans’ investment policies are to optimize the long-term return on plan assets at an acceptable level of risk and to maintain careful control of the risk level within each asset class. Our long-term objective is to minimize plan expenses and contributions by outperforming plan liabilities. We have historically used a balanced portfolio strategy based primarily on a target allocation of equity securities and fixed-income instruments, which vary by location. These target allocations, which are similar to the 2013 allocations, are determined based on the favorable risk tolerance characteristics of the plan and, at times, may be adjusted within a specified range to advance our overall objective.
The fair value of our pension plan assets are primarily determined by using market quotes and other relevant information that is generated by market transactions involving identical or comparable assets, except for the insurance contract that is measured at the present value of expected future benefit payments using the Deutsche National Bank interest curve. The fair value of our pension plan assets by asset category was as follows:

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash and cash equivalents(1)	$0.9	$0.9	$—	$—	$1.7	$1.7	$—	$—
Equity securities:
United States companies	15.5	15.5	—	—	—	—	—	—
International companies	—	—	—	—	36.6	36.6	—	—
Fixed income securities:
Government bonds(2)	22.7	—	22.7	—	—	—	—	—
Guaranteed insurance contracts	—	—	—	—	44.8	—	44.8	—
Annuity contract	—	—	—	—	33.4	—	33.4	—
Other types of investments:
Unitized funds(3)	—	—	—	—	101.3	101.3	—	—
Insurance contract	—	—	—	—	80.9	—	—	80.9
Real estate funds	—	—	—	—	7.1	—	7.1	—
	$39.1	$16.4	$22.7	$—	$305.8	$139.6	$85.3	$80.9

(1)	This category includes a prime obligations money market portfolio.

(2)	This category includes United States Treasury/Federal agency securities and foreign government securities.

(3)	This category includes investments in approximately 80% fixed income securities and 20% equity.

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash and cash equivalents(1)	$1.8	$1.8	$—	$—	$2.6	$2.6	$—	$—
Equity securities:
United States companies	16.1	16.1	—	—	—	—	—	—
International companies	—	—	—	—	72.8	72.8	—	—
Fixed income securities:
Government bonds(2)	18.1	—	18.1	—	—	—	—	—
Guaranteed insurance contracts	—	—	—	—	112.9	—	112.9	—
Other types of investments:
Unitized funds(3)	—	—	—	—	101.3	101.3	—	—
Real estate funds	—	—	—	—	6.8	—	6.8	—
	$36.0	$17.9	$18.1	$—	$296.4	$176.7	$119.7	$—

(1)	This category includes a prime obligations money market portfolio.

(2)	This category includes United States Treasury/Federal agency securities and foreign government securities.

(3)	This category includes investments in approximately 80% fixed income securities and 20% equity.
The following table summarizes the changes in fair value of the insurance contract, which is measured using Level 3 inputs. These contracts were purchased upon amendment of our Dutch pension plan effective as of January 1, 2013. We determine that transfers between fair-value-measurement levels occur on the date of the event that caused the transfer.

Year Ended December 31	2013
Balance, beginning of year	$—
Transfers into Level 3	85.9
Unrealized loss	(7.7)
Purchases, sales and settlements, net	(0.6)
Currency exchange rate changes	3.3
Balance, end of year	$80.9
RETIREE HEALTH CARE PLAN
We provide medical and dental benefits to certain eligible retired employees in the United States. Due to the nature of the plan, there are no plan assets. The reconciliation of the changes in the plan’s benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2013	2012
Change in Benefit Obligation
Benefit obligation, beginning of year	$31.5	$28.5
Service cost	—	0.1
Interest cost	1.1	1.3
Actuarial (gain) loss	(0.9)	3.2
Benefits paid	(2.3)	(1.9)
Plan participant contributions	0.2	0.2
Retiree drug subsidy reimbursement	0.1	0.1
Plan amendment	(11.2)	—
Benefit obligation, end of year	$18.5	$31.5
Funded Status at End of Year
Funded status, end of year	$(18.5)	$(31.5)
Amounts Recognized
Current liabilities	$(2.0)	$(1.8)
Noncurrent liabilities	(16.5)	(29.7)
Net amount recognized	$(18.5)	$(31.5)
The amount recognized in accumulated other comprehensive income, net of tax, consists of a net loss of $1.9 and a prior service credit of $7.0 in 2013, and a net loss of $2.7 in 2012.
In June 2013, the Board of Directors approved an amendment related to the post-65 healthcare benefits of the plan that will be effective as of July 1, 2014. The plan change includes the introduction of a Health Reimbursement Account for Medicare eligible retirees and dependents. The plan change was communicated to retirees in October 2013, and the plan was re-measured as of October 1, 2013 to reflect this amendment.
The discount rate used in the measurement of the benefit obligation was 4.7% and 3.9% in 2013 and 2012, respectively. The discount rate used in the measurement of net periodic benefit cost was 3.9% (January through September) and 4.8% (October through December), 4.8% and 5.3% in 2013, 2012 and 2011, respectively. The components of net periodic benefit cost for this plan were as follows:

Year Ended December 31	2013	2012	2011
Net Periodic Benefit Cost
Service cost	$—	$0.1	$0.1
Interest cost	1.1	1.3	1.3
Net loss	0.3	—	—
Prior service credit	(0.2)	—	—
Net periodic benefit cost	1.2	1.4	1.4
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Net (gain) loss	(0.9)	3.2	3.3
Prior service credit	(11.2)	—	—
Amortization of net (loss) gain	(0.3)	—	—
Amortization of prior service credit	0.2	—	—
Total recognized in other comprehensive income (loss)	(12.2)	3.2	3.3
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(11.0)	$4.6	$4.7
The estimated net loss and prior service credit for the retiree health care plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2014 is $0.1 and $0.8, respectively.
The health care cost trend rate was assumed to be 7.5% for 2013, decreasing gradually to an ultimate rate of 5.0% in 2020. Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$0.1	$(0.1)
Effect on benefit obligation	0.2	(0.2)
FUTURE CONTRIBUTIONS AND PAYMENTS
During 2014, we plan to contribute $13.3 to our pension plans and to fund our retiree health care payments as incurred. Projected benefit payments from the plans as of December 31, 2013 were estimated as follows:

Year	Pension Plans	Retiree Health Care Plan
2014	$11.6	$1.9
2015	12.2	1.6
2016	12.6	1.6
2017	13.9	1.5
2018	14.2	1.5
2019 – 2023	83.5	6.5
Total projected benefit payments	$148.0	$14.6

DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION PLANS
We have defined contribution plans covering substantially all permanent United States employees and various other employees throughout the world. Employees may elect to contribute a portion of their salary to the plans and we match a portion of their contributions up to a maximum percentage of the employee’s salary. In addition, profit sharing contributions are made if a targeted earnings level is reached. The total expense for our match and any profit sharing contributions was $22.4, $21.5 and $24.6 for the years ended December 31, 2013, 2012 and 2011, respectively.
We also have deferred compensation plans in the United States. One of the plans had an asset and liability of $69.4 and $55.5 as of December 31, 2013 and 2012, respectively.